Contingencies (Detail)	12 Months Ended			1 Months Ended	0 Months Ended				3 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended		1 Months Ended
	Apr. 25, 2014 USD ($)	Apr. 26, 2013 USD ($)	Apr. 27, 2012 USD ($)	May 31, 2012 Shareholder Related Litigation Lawsuits	Jan. 15, 2014 Litigation with Edwards Lifesciences Corporation USD ($)	Feb. 28, 2013 Litigation with Edwards Lifesciences Corporation USD ($)	Apr. 01, 2010 Litigation with Edwards Lifesciences Corporation USD ($)	Mar. 19, 2010 Litigation with Edwards Lifesciences Corporation Patent	Oct. 26, 2012 Litigation with Edwards Lifesciences Corporation USD ($)	Apr. 25, 2014 Litigation with Edwards Lifesciences Corporation USD ($)	Apr. 26, 2013 Litigation with Edwards Lifesciences Corporation USD ($)	May 19, 2014 Litigation with Edwards Lifesciences Corporation Subsequent Event USD ($)	Apr. 25, 2014 Litigation with Edwards Lifesciences Corporation Subsequent Event USD ($)	Aug. 26, 2013 Litigation with Edwards Lifesciences Corporation Edwards Lifesciences, Inc. EUR (€)	Mar. 12, 2010 Litigation with Edwards Lifesciences Corporation Pending Litigation [Member] Patent	Mar. 19, 2010 Existing Litigation, Edwards Life Sciences Inc Pending Litigation [Member] Patent	Apr. 25, 2014 INFUSE Product Liability Litigation PersonalInjuryCases Claim Lawsuits	Apr. 25, 2014 INFUSE Product Liability Litigation USD ($) Claim Lawsuits	Apr. 25, 2014 Other Litigation Matters USD ($)	May 31, 2014 Other Litigation Matters Subsequent Event USD ($)
Loss Contingency, Information about Litigation Matters
Patents allegedly infringed, number								3							3
Patents found not infringed, number								2								2
Damages awarded to plaintiff					$ 394,000,000		$ 74,000,000
Certain litigation charges, net	770,000,000	245,000,000	90,000,000						245,000,000	589,000,000	245,000,000		589,000,000					140,000,000	10,000,000
Payments for Legal Settlements	15,000,000	175,000,000	241,000,000			84,000,000
Loss Contingency, bond paid by Edwards to enforce injunction														50,000,000
Settlement amount												750,000,000								10,000,000
Minimum annual payments												$ 40,000,000
Agreement term												8 years
Name of defendant										Medtronic CoreValve LLC
Name of plaintiff										Edwards
Claims filed, number																	750	750
Loss contingency, number of individual personal injury claims																	1,200
Estimated number of unfiled claimants																	3,600	3,600
Loss Contingency, New Claims Filed, Number				2